Geographic Information - Net Sales by Region (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 252,091	$ 249,776	$ 750,359	$ 746,008
Reportable Geographical Components [Member] | United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	205,500	214,100	621,400	635,200
Reportable Geographical Components [Member] | Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	11,500	5,300	26,300	17,400
Reportable Geographical Components [Member] | Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	9,000	8,200	24,600	24,600
Reportable Geographical Components [Member] | United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	4,000	3,800	12,000	10,000
Reportable Geographical Components [Member] | France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	3,200	2,200	10,400	9,300
Reportable Geographical Components [Member] | Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	3,100	2,400	8,000	6,900
Reportable Geographical Components [Member] | China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	3,000	2,300	7,500	5,400
Reportable Geographical Components [Member] | Spain [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	2,500	1,100	5,800	3,500
Reportable Geographical Components [Member] | Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 10,300	$ 10,400	$ 34,300	$ 33,700